Loss Before Income Tax - Summary of Other Income (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit Loss [Abstract]
ADS issuance contribution		$ 1,076,189	$ 587,736
Government grants for research and development expenditures	$ 248,613		165,699
Government subsidies	29,147	31,112	134,611
Interest income	94,248
Others	14,130	771
Other income	$ 386,138	$ 1,108,072	$ 888,046